Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2014
T. Rowe Price Tax-Free Ultra Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Tax-Free Ultra Short-Term Bond Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of tax-exempt income consistent with minimal fluctuations in principal value and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests in a diversified portfolio of shorter-term investment-grade municipal securities. Normally, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds and all of the securities purchased by the fund will be rated investment-grade (AAA, AA, A, BBB, or an equivalent rating) at the time of purchase by at least one of the major credit rating agencies or, if unrated, deemed to be investment-grade quality by T. Rowe Price.

Investment decisions reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest. For example, if interest rates are expected to fall, the fund may purchase longer-term securities (to the extent consistent with the fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. However, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher-yielding or lower-yielding securities or certain sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries or sectors.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Prices fall because the bonds and notes in the fund’s portfolio become less attractive to other investors when securities with higher yields become available. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The fund may be subject to a greater risk of rising interest rates dues to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. During periods of extremely low or negative interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels.

While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipality. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund has not begun operations, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Once the fund incepts, current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has not begun operations, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
T. Rowe Price Tax-Free Ultra Short-Term Bond Fund | T. Rowe Price Tax-Free Ultra Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.37%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.35%	[3]
1 year	rr_ExpenseExampleYear01	36
3 years	rr_ExpenseExampleYear03	$ 158

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Other expenses are estimated for the current fiscal year.
[3]	T. Rowe Price Associates, Inc. has agreed (through June 30, 2015) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average daily net assets to exceed 0.35%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 0.35%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.35% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).